Fair Value Measurements - Additional Information (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Japanese prefectural and foreign municipal bond securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 2 to level 3			¥ 3,305
Corporate debt securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 3 to level 2	¥ 2,000	¥ 2,991
CMBS and RMBS in the Americas
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 3 to level 2			¥ 23,406
Investment funds
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 3 to level 2	325
Other Backed Securities And Debt Securities [Member]
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 2 to level 3	¥ 106